ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS.
Trade and accruals	$ 680.9	$ 662.6
Salaries and employee benefits	119.3	126.4
Interest payable	44.7	55.8
Provisions and other	14.7	22.6
Total accounts payable and accrued charges	$ 859.6	$ 867.4